Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 72,403	$ 37,105